Commitments and contingencies	6 Months Ended
Jun. 30, 2023
Commitments and contingencies
Commitments and contingencies

29.Commitments and contingencies

Registration Rights

The holders of the (i) founder shares (which were issued in a private placement prior to the closing of the IPO), (ii) Private Placement Warrants (which were issued in a private placement simultaneously with the closing of the IPO) and (iii) Private Placement Warrants (that may be issued upon conversion of Working Capital Loans) will have registration rights to require the Company to register a sale of any of the securities held by them pursuant to the A&R Registration Rights Agreement so long as such demand includes a number of registrable securities with a total offering price in excess of $50,000 thousand. The holders of these securities are entitled to make up to three demands in any 12-month period, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the CMPL acquisition. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Rehabilitation Bond Amendments

CMPL and Glencore Operations Australia have entered into various contractual arrangements relating to performance guarantees Glencore Operations Australia has provided the state of New South Wales regarding the equivalent to the estimated total amount required to fulfil any rehabilitation costs associated with mining activities. These are in the ordinary course of business. As at 30 June 2023 the total value of the guarantees was AU$37,415 thousand (2022: AU$nil). On 9 October 2023 CMPL received a variation notification from the NSW Government Resource Regulator to increase the performance guarantees to secure funding for the fulfilment of rehabilitation obligations on CML 5 (being the CSA Mine’s key tenement), from AU$36,803 thousand to AU$44,031 thousand.

MAL was required to replace the guarantees for AU$37,415 thousand within 90 days post completion of its acquisition of CMPL. However, Glencore Operations Australia and MAL entered into amendment letters extending this date and on 9 November 2023 entered into further contractual commitments whereby Glencore Operations Australia agreed to provide the performance guarantee for this increased amount, until the earlier of MAL refinancing its senior debt and 16 June 2024. Whilst Glencore Operations Australia will provide the relevant performance guarantees, MAL and CMPL will be responsible for any liability or call on the guarantees.

29.Commitments and contingencies (continued)

Capital commitments

Capital expenditure for the acquisition of property, plant and equipment is generally funded through the cash flow generated by the business. As at 30 June 2023 $1,895 thousand all of which relates to expenditure to be incurred over the next year (31 December 2022 and 1 January 2022: $nil) was contractually committed for the acquisition of plant and equipment. This capital expenditure primarily relates to vehicles.

Environmental contingencies

The Group’s operations are subject to various environmental laws and regulations. The Group is in material compliance with those laws and regulations. The Group accrues for environmental contingencies when such contingencies are probable and reasonably estimable. Such accruals are adjusted as new information develops or circumstances change. Recoveries of environmental remediation costs from insurance companies and other parties are recorded as assets when the recoveries are virtually certain. At this time, the Group is unaware of any material environmental incidents at the CSA mine. Any potential liability arising from the above is not expected to have a material adverse effect on Group’s income, financial position or cash flow.